Document And Entity Information	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 15, 2025
Entity Registrant Name	LM FUNDING AMERICA, INC.
Entity Central Index Key	0001640384
Entity Emerging Growth Company	false
Entity File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001 per share
Trading Symbol	LMFA
Security Exchange Name	NASDAQ
Amendment Description	On August 1, 2025, LM Funding America Inc., a Delaware corporation (“LMFA”, the “Company”), through its wholly-owned subsidiary US Digital Mining Mississippi LLC, a Mississippi limited liability company (the “Acquiror”) entered into an Asset Purchase Agreement (the “Purchase Agreement”), with Greenidge Mississippi LLC, a Mississippi limited liability company (“Greenidge”). On September 16, 2025, the Acquiror completed the previously announced acquisition contemplated by the Purchase Agreement of the approximate 6.4 acre parcel of real property located at 249 Datco Industrial Road, Columbus, Mississippi 39707 (the “Mississippi Property”), including substantially all of the business assets of Greenidge located at the Mississippi Property (the acquired assets, the “Mississippi Operations”) and the assumption of certain specified liabilities (collectively, the “Transaction”). The Company also acquired approximately 2,330 Bitmain Antminer S19, S19 Pro and S19 J Pro Bitcoin miners. LMFA filed a Current Report on Form 8-K on September 18, 2025 announcing the completion of the Transaction (the “Original Report”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Report to amend and supplement Item 9.01 of the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.